Land Use Rights, Net (Tables)	6 Months Ended
Jun. 30, 2023
Land Use Rights, Net [Abstract]
Schedule of Land Use Rights, Stated at Cost Less Accumulated Amortization	Land use rights, stated at cost less accumulated amortization, consisted of the following:
	As of June 30, 2023	As of December 31, 2022
Land use rights - cost	$9,801,487	$10,204,968
Less: accumulated amortization	(223,341)	(121,726)
Land use rights, net	$9,578,146	$10,083,242

Schedule of Amortization Expense	The following is a schedule of future amortization of land use rights as of June 30, 2023:
Year ending December 31,	Amount
2023	$106,428
2024	212,855
2025	212,855
2026	212,855
2027 and thereafter	8,833,153
Total	$9,578,146